Offsets	Aug. 07, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Datasea Inc.
Form or Filing Type	S-3
File Number	333-272889
Initial Filing Date	Jun. 23, 2023
Fee Offset Claimed	$ 9,514.53
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value$0.001per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 86,338,702.00
Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act, the registrant hereby offsets the registration fee for this registration statement on Form F-3 by $9,514.52, of a total amount of $9,982.31 which represents the registration fee previously paid with respect to $90,583,574 Common Stock, debt securities, warrants or units to be issued from time to time by the Predecessor pursuant to the Predecessor’s Registration Statement on Form S-3 (File No. 333-272889) initially filed by the Predecessor with the Securities and Exchange Commission on June 23, 2023 and declared effective on July 21, 2023.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Datasea Inc.
Form or Filing Type	S-3
File Number	333-272889
Filing Date	Jun. 23, 2023
Fee Paid with Fee Offset Source	$ 9,514.53